Employee Benefits Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Employee Benefits Expenses
Schedule of Components of Employee Benefits Expenses

€ millions	2020	2019	2018
Salaries	10,413	10,031	9,025
Social security expenses	1,439	1,477	1,339
Share-based payment expenses	1,084	1,835	830
Pension expenses	419	369	330
Employee-related restructuring expenses	-7	1,111	19
Termination benefits outside of restructuring plans	72	47	52
Employee benefits expenses	13,420	14,870	11,595